Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

Refer to Note 2 for a description of the Non-Operated Marcellus Interest acquisition on March 1, 2013. In addition, on March 8, 2013, the Partnership acquired a 33.75% (Anadarko-operated) interest in each of the Larry's Creek, Seely and Warrensville gas gathering systems from a third party for total consideration of $134.9 million, of which $133.5 million was financed with borrowings on the Partnership's RCF. The assets in both the aforementioned acquisitions serve production from the Marcellus shale in north-central Pennsylvania.